Intangible Assets, Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 109	659	353	231